FAIR VALUE MEASUREMENT - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Assets:
Investments in loans and securities	$ 590,455
Liabilities:
Warrant liability	3,835	$ 1,210	$ 1,400	$ 6,079	$ 27,938	$ 27,469
Level 1
Assets:
Investments in loans and securities	0
Liabilities:
Warrant liability	2,492		909
Level 2
Assets:
Investments in loans and securities	0
Liabilities:
Warrant liability	1,343		490
Level 3
Assets:
Investments in loans and securities	590,455
Liabilities:
Warrant liability	$ 0		$ 0